SUPPLEMENT DATED JUNE 21, 2012
TO

PROSPECTUS DATED APRIL 30, 2010
FOR
PREFERRED ADVISOR
ISSUED BY
KMA VARIABLE ACCOUNT
OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

This supplement contains information about the Columbia Variable Portfolio - Diversified Equity Income Fund that is available under your Contract.

Effective June 29, 2012, Columbia Variable Portfolio – Diversified Equity Income Fund will change its name to Columbia Variable Portfolio - Dividend Opportunity Fund.

Please retain this supplement with your prospectus for future reference.